ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Total	$ 578,558	$ 241,299	$ 89,521
Mer Telemanagement Solutions Ltd [Member]
Employees and payroll accruals		257,000	307,000
Institutions and income tax payable		140,000	143,000
Accrued expenses		1,368,000	1,857,000
Related parties		4,000	10,000
Total	$ 1,631,000	$ 1,769,000	$ 2,317,000